Exchange Act-Forms
                                    FORM 13F

                                                   -----------------------------
                                                           OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
                                                   Estimated average
                                                      burden hours per
                                                      response:.........24.7
                                                   -----------------------------
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  A V Partners IV, L.P.
________________________________________________________________________________

Address:  701 N. Brazos St., Ste. 1400__________________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05397 ________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Joseph C. Aragona

Title:  General Partner

Phone:  512 485-1900

Signature, Place, and Date of Signing:

/s/ Joseph C. Aragona___________________________________________________________
[Signature]

Austin, TX______________________________________________________________________
[City, State]

February 13, 2001_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      7
                                                --------------

Form 13F Information Table Value Total:             $  172,835
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                              Title                       Value     Shares/    Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt     Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------     -------- -------  --------    ----      ------   ----
Active Power                  Common     00504W100        60,054     2,737,525  SH      Sole              2,737,525      0       0
Crossroads Systems, Inc.      Common     22765D100        19,508     4,161,740  SH      Sole              4,161,740      0       0
Davox Corp.                   Common     239208101           312        31,959  SH      Sole                 31,959      0       0
Garden.com Inc.               Common     365199108           134     1,429,623  SH      Sole              1,429,623      0       0
MetaSolv Software Inc.        Common     591393103        43,800     4,800,000  SH      Sole              4,800,000      0       0
Sapient Corp.                 Common     803062108           248        20,808  SH      Sole                 20,808      0       0
Silicon Laboratories Inc.     Common     826919102        48,779     3,393,302  SH      Sole              3,393,302      0       0

                                        TOTAL            172,835

